Share-based payment	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payment
Note 8 - Share-based payment
As noted in Note 2 - Significant accounting policies and judgements, Polestar granted shares to employees under the Omnibus Plan and employee stock purchase plan as part of the Group’s employee compensation. The Omnibus Plan includes several types of programs, including: At-listing Plan, Post-listing Plan, Free Share Plan, and the One-time retention bonus plan, all of which are equity-settled. The employee stock purchase plan is an equity-settled share-matching program.
The following table illustrates share activity for the year ended December 31, 2024:

	Number of PSUs	Number of RSUs	Number of RSAs	Total
Outstanding as of January 1, 2024	1,971,076	762,071	—	2,733,147
Granted	3,353,293	11,359,298	876,835	15,589,426
Vested	—	(144,249)	—	(144,249)
Cancelled	(1,585,249)	(1,250,974)	(9,187)	(2,845,410)
Outstanding as of December 31, 2024	3,739,120	10,726,146	867,648	15,332,914
The following table illustrates share activity for the year ended December 31, 2023:

Number of PSUs	Number of RSUs	Number of Free Shares	Total

Outstanding as of January 1, 2023	858,821	458,620	4,222	1,321,663
Granted	1,378,621	530,424	—	1,909,045
Vested	—	(169,853)	(4,222)	(174,075)
Cancelled	(266,366)	(57,120)	—	(323,486)
Outstanding as of December 31, 2023	1,971,076	762,071	—	2,733,147
The following table illustrates total share-based compensation expense, all of which was equity settled, for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
	2024	2023	2022
Selling, general and administrative expense	7,257	5,131	7,128
Research and development expense	2,584	262	2,781
Total	$9,841	$5,393	$9,909
At-listing plan
All executives and other key management members are eligible to receive RSUs under this plan. RSUs were granted on September 9, 2022 with the vesting commencement date of June 24, 2022; 33% of the RSUs vested on October 3, 2022 and 33% of the RSUs vested on June 24, 2023. The remaining RSUs will vest in one installment, with the final 34% of awards vesting on June 24, 2024. In order for the RSUs to vest, the employee must remain employed with Polestar at the vesting date. The total number of RSUs granted in 2022 was 517,220, with a fair value of $3,476 as of the grant date. During 2023, the total number of awards vested was 169,853 with a fair value of $1,141. During 2023, the total number of awards cancelled due to employees who left the company amounted to 23,780 with a fair value of $160. During 2024, the remaining awards vested, a total of 144,249 shares with a fair value of $969. The total number of awards cancelled due to employees who left the company in 2024 amounted to 8,656 with a fair value of $58.
Post-listing plan
Under this plan, the EMT (i.e., CEO, CFO, and COO), are eligible to receive PSUs and other key management members are eligible to receive RSUs and PSUs. The following table outlines the key terms of awards granted under the plan:

Plan Year	Award Type	Grant Date	Vesting Period	Vesting Commencement Date	Final Vesting Date
2024	PSUs & RSUs	April 5, 2024	3-year cliff	January 1, 2024	June 1, 2027
2023	PSUs & RSUs	April 3, 2023	3-year cliff	January 1, 2023	April 3, 2026
2022	PSUs & RSUs	September 9, 2022	3-year cliff	June 24, 2022	June 24, 2025
In order for the participants to receive PSUs, the Group must achieve the following market and non-market performance-based targets:
Market condition
•25% value creation – The target is equal to positive relative market value development compared to a specified peer group. This is measured by Relative Total Shareholder Return (“rTSR”) which captures share price change (of a single share) and dividend reinvestment. Relative rTSR is a metric that will be externally measured.
Non-market conditions
•25% financial performance – The target metric varies by plan year. For the 2024 plan year, the target is equal to accumulated earnings before interest and taxes ("EBIT") from January 1, 2024 through December 31, 2026. For the 2023 and 2022 plan years, the target is equal to unleveraged free cash flow accumulated from December 1, 2023 through December 31, 2025 and July 1, 2022 through December 31, 2024, respectively. Unleveraged free cash flow is defined as net income, plus net financial items, depreciation and amortization, less investments in intangible assets, investments in plant, property and equipment and change in net working capital.
•20% environmental, social, governance ("ESG") – The target is equal to Polestar’s total yearly greenhouse gas emissions divided by the number of cars sold for the applicable year. The greenhouse gas emissions are calculated every year according to Greenhouse gas protocol reporting standards. Polestar includes Scope 1, 2 and 3 emissions. The results and methodology are reported in the annual sustainability report.
•30% operational milestones – The target is the fulfillment of operational milestones driving growth and stand-alone capabilities.
The following table summarizes the awards granted and canceled in each period along with their respective fair values:

Year Ended	Award Status	Total Awards	PSUs	PSUs Fair Value	RSUs	RSUs Fair Value
December, 31, 2024	Granted	4,708,167	3,353,293	$5,248	1,354,874	$2,073
	Canceled	1,926,607	1,585,249	$4,473	341,358	$992

December, 31, 2023	Granted	1,909,045	1,378,621	$5,073	530,424	$2,010
	Canceled	299,706	266,366	$980	33,340	$126
December, 31, 2022	Granted	970,904	858,821	$6,031	112,083	$753
Free share plan
All permanent employees hired no later than December 31, 2021 who remained employed were granted free shares on September 30, 2022. The awards vested on October 3, 2022 and are subject to a one-year holding period. During 2022, the total number of Free Shares granted and vested was 334,990 and 330,768, respectively, with vested shares fair value of $1,715 as of the grant date. During 2023 the remaining free shares were vested with a fair value of $22. The fair value of the Free shares was determined using the market value of the shares listed on the Nasdaq. Under the Free Share plan, Polestar must withhold the tax obligation related to the share-based payment and transfer that amount in cash to the tax authority on the employee's behalf. Polestar does not withhold shares in order to settle the employee's tax obligations.
Marketing consulting services agreement
On March 24, 2022, Polestar granted an equity-settled share-based payment in exchange for marketing services through November 1, 2023. Per the terms of the agreement, 250,000 Class A Shares vested on August 31, 2022, the date the F-1 Registration Statement became effective. The remaining 250,000 Class A Shares vest over eight equal quarterly installments with the final vesting date of November 1, 2023. The grant date fair value of the marketing consulting agreement was $5,308 which was determined using the market value of the shares listed on the Nasdaq. Of the 500,000 Class A Shares granted, 375,000 Class A Shares with a fair value of $4,946 were vested as of December 31, 2022. As of December 31, 2023, the final 125,000 Class A shares were vested and the Group incurred a share-based compensation expense of $359.
Employee stock purchase plan
Under this recurring annual plan, all permanent employees who meet the eligibility criteria, excluding executive directors, are eligible to receive RSAs. Each annual plan spans 24 months, with employees contributing through 12 monthly net salary deductions to purchase shares in the first year, followed by a 12-month holding period. Polestar matches each acquired share with one additional share in the form of an RSA. The RSAs begin vesting upon the purchase of shares, with full vesting completed at the end of the holding period. To receive the matching RSAs, employees must retain the acquired shares and remain employed until the vesting date. During 2024, the total number of RSAs granted was 876,835, with a fair value of $1,990. The total number of shares cancelled due to employees who left the company in 2024 amounted to 9,187 with a fair value of $21.
One-time share-based retention program
On March 6, 2024, Polestar introduced a one-time share-based retention program for all permanent employees hired no later than December 1, 2023, in place of the 2023 Polestar Bonus. Under this program, Polestar granted RSUs on June 3, 2024, with an 11-month vesting period ending on May 3, 2025. The number of RSUs granted to each participant corresponds to Polestar's share price on the grant date and the cash value of that would have been granted to them under the 2023 Polestar Bonus. Receipt of this award is contingent upon the employee remaining employed with Polestar through the vesting date. During 2024, the total number of RSUs granted was 10,004,424 with a fair value of $8,108.The total number of shares cancelled due to employees who left the company in 2024 amounted to 900,960 with a fair value of $730.